Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Trade Accounts Receivable
Trade accounts receivable	$ 65,825	$ 54,702
Less: Provision for credit losses	(1,054)	(749)	$ (699)
Trade accounts receivable, net	$ 64,771	$ 53,953